Offsets	Feb. 24, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	INNOVATIVE INDUSTRIAL PROPERTIES INC
Form or Filing Type	S-3
File Number	333-262320
Initial Filing Date	Jan. 24, 2022
Fee Offset Claimed	$ 72,314.14
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 489,933,175.00
Termination / Withdrawal Statement	On January 24, 2022, the registrant filed a registration statement on Form S-3 (File No. 333-262320) (the "Prior Registration Statement"). On May 24, 2024, the registrant filed a prospectus supplement pursuant to the Prior Registration Statement in connection with its 2024 "at-the-market" offering program (the "2024 ATM Prospectus"). The registrant paid a filing fee in the amount of $73,800 ("Prior Filing Fee") to register shares of its common stock and Series A Cumulative Redeemable Preferred Stock, par value $0.001 per share ("Series A Preferred Stock"), with a maximum aggregate offering price of $500,000,000. The Registrant offset $ 52,670.88 of the Prior Filing Fee in connection with the 2024 ATM Prospectus Supplement filed pursuant to Rule 424(b)(5) under the Prior Registration Statement, which was initially filed with the Securities and Exchange Commission on January 23, 2023. As of the termination of the offering made pursuant to the 2024 ATM Prospectus, which occurred on January 24, 2025, when the Prior Registration Statement expired, $489,933,175 of shares of the registrant's common stock and Series A Preferred Stock remained unsold. Pursuant to Rule 457(p) under the Securities Act, filing fees in the amount of $72,314 relating to the unsold securities are being carried forward.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Innovative Industrial Properties, Inc.
Form or Filing Type	S-3
File Number	333-262320
Filing Date	May 24, 2024
Fee Paid with Fee Offset Source	$ 21,129.12
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	INNOVATIVE INDUSTRIAL PROPERTIES INC
Form or Filing Type	S-3
File Number	333-262320
Filing Date	Jan. 23, 2023
Fee Paid with Fee Offset Source	$ 32,195.77
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	INNOVATIVE INDUSTRIAL PROPERTIES INC
Form or Filing Type	S-3
File Number	333-235731
Filing Date	Nov. 06, 2020
Fee Paid with Fee Offset Source	$ 20,475.11